Summary of Principal Accounting Policies (Details) (USD $)	12 Months Ended						12 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Apr. 30, 2011 Evercrest Holdings Limited	Apr. 30, 2011 CRIC Evercrest Holdings Limited	Dec. 31, 2011 Tian Zhuo	Dec. 31, 2010 Tian Zhuo	Dec. 31, 2009 Tian Zhuo	Dec. 31, 2011 Beijing Leju	Dec. 31, 2010 Beijing Leju	Dec. 31, 2009 Beijing Leju	Dec. 31, 2011 Shanghai Yi Xin	Dec. 31, 2011 Xin Zhou Y
Variable interest entities
Interest free loans									$ 15,216,656	$ 1,587,070			$ 2,380,605
Amount funded for capital requirements									146,314
Additional amount funded for acquisitions									5,120,989
Prepayment period (in years)														3
Amount of interest free loans repaid by Tian Zhuo									2,621,870
Financial statement balances included in the consolidated financial statements
Cash and cash equivalents	392,005,353	543,817,633	548,061,884	225,663,324			2,860,592	12,133,157		26,109,401	41,914,203
Accounts receivable, net of allowance for doubtful accounts	244,080,865	174,114,561					2,171,155	3,649,591		62,707,241	35,028,633
Prepaid expenses and other current assets	21,817,629	22,052,561					2,859,503	1,511,617		15,246,498	10,192,141
Total current assets	749,502,169	875,912,916					7,891,250	17,294,365		104,063,140	87,134,977
Total non-current assets							12,584,611	6,562,186		64,857,697	5,402,561
TOTAL ASSETS	1,143,698,243	1,558,266,525					20,475,861	23,856,551		168,920,837	92,537,538
Accounts payable	5,686,183	8,148,688					107,848	319,812		1,735,922	2,457,880
Accrued payroll and welfare expenses	50,580,838	37,853,279					277,949	611,029		14,252,468	5,387,306
Income tax payable	45,762,488	42,276,115					1,044,750	1,156,467		6,790,215	2,667,793
Amounts due to related parties	1,775,286	5,154,657					3,766			650,699
Other tax payable	19,251,800	14,765,431					155,588	412,247		5,413,877	2,553,470
Liability for exclusive rights, current	13,830,821									13,830,821
Other current liabilities	25,517,200	16,309,101					179,656	960,528		10,193,183	5,767,960
Total current liabilities	176,097,081	140,099,029					1,769,557	3,460,083		52,867,185	18,834,409
Deferred tax liabilities, non-current	40,108,863	40,152,455					21,474	202,955		1,408,783	221,976
Liability for exclusive rights, non-current	21,408,384									21,408,384
Total liabilities	239,330,241	181,626,953					1,791,031	3,663,038		75,684,352	19,056,385
Financial statement amounts included in the consolidated financial statements
Total revenues	401,624,981	356,525,127	299,538,656				4,783,125	8,990,427	12,049,761	115,762,811	66,876,338	13,813,076
Net income (loss)	(465,020,512)	48,675,814	117,382,323				(3,520,995)	(1,367,126)	(1,758,565)	(1,192,672)	975,076	147,922
Accumulated loss	$ (101,063,764)	$ 200,822,587								$ (69,674)			$ (1,081)
Equity interest (as a percent)					49.00%	51.00%